Shareholders' equity	12 Months Ended
Mar. 31, 2026
Stockholders' Equity [Abstract]
Shareholders' equity
19. Shareholders’ equity:
The following table presents changes in shares of NHI shares outstanding for the years ended March 31, 2024, 2025 and 2026.

	Number of Shares
	Year ended March 31
	2024	2025	2026
Common stock outstanding at beginning of year	3,003,679,324	2,970,755,160	2,956,210,965
Decrease of common stock by cancellation of treasury stock	(70,000,000)	—	(75,000,000)
Common stock held in treasury:
Repurchases of common stock	(80,617,143)	(63,523,657)	(99,361,149)
Sales of common stock	534	115	298
Common stock issued to employees	47,695,273	48,981,222	44,489,127
Cancellation of treasury stock	70,000,000	—	75,000,000
Other net change in treasury stock	(2,828)	(1,875)	(2,017)

Common stock outstanding at end of year	2,970,755,160	2,956,210,965	2,901,337,224

The amount available for dividends and acquisition of treasury stock is subject to restrictions imposed by the Companies Act. Additional paid-in
capital and retained earnings include amounts which the Companies Act prohibits for the use of dividends and acquisition of treasury stock. As of March 31, 2024, 2025 and 2026, the amounts available for distributions were ¥1,418,959 million, ¥1,405,134 million and ¥1,282,317 million, respectively. These amounts are based on the amounts recorded in the Company’s unconsolidated financial statements maintained in accordance with accounting principles and practices prevailing in Japan. U.S. GAAP adjustments and undistributed earnings of equity-method investees and affiliates included in these consolidated financial statements, but not recorded in the Company’s unconsolidated financial statements, have no effect on the determination of the amounts available for distributions under the Companies Act.
Dividends on NHI shares per share for the years ended March 31, 2024, 2025 and 2026 were ¥23.0, ¥57.0 and ¥51.0, respectively. Dividend for the year ended March 31, 2025 includes a commemorative dividend of
¥
10.0 per share in celebration of the company’s 100th anniversary on December 25, 2025.

On April 26, 2023, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 35,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥20,000 million and (c) the share buyback ran from May 16, 2023 to March 29, 2024. Under this repurchase program, the Company repurchased 34,368,500 shares of common stock at a cost of ¥20,000 million.
During the year ended March 31, 2024, due to the cancellation of treasury stock on June 1, 2023, total number of issued shares and treasury stock decreased by 70,000,000 shares, respectively.
On January 31, 2024, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article
459-1
of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 125,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥100,000 million and (c) the share buyback ran from February 16, 2024 to September 30, 2024. Under this repurchase program, the Company repurchased 109,726,600 shares of common stock at a cost of ¥100,000 million.

On April 25, 2025, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥60,000 million and (c) the share buyback ran from May 15, 2025 to December 30, 2025. Under this repurchase program, the Company repurchased 66,790,900 shares of common stock at a cost of ¥60,000 million.
During the year ended March 31, 2026, due to the cancellation of treasury stock on March 2, 2026, total number of issued shares and treasury stock decreased by 75,000,000 shares, respectively.
On January 30, 2026, the board of directors approved a repurchase program of Nomura Holdings common stock in accordance with Article 459-1 of the Companies Act of Japan as follows: (a) total number of shares authorized for repurchase is up to 100,000,000 shares, (b) total value of shares authorized for repurchase is up to ¥60,000 million and (c) the share buyback ran from February 17, 2026 to September 30, 2026. Under this repurchase program, from February 17, 2026 to April 15, 2026, the Company repurchased 46,861,200 shares of common stock at a cost of ¥60,000 million. This completes the share repurchase program.
In
 addition to the above, the change in common stock held in treasury includes the change in common stock issued to employees under stock-based compensation plans, common stock held by affiliated companies, common stock sold to enable shareholders to hold round lots of the
100
share minimum tradable quantity
(adding-to-holdings
requests) or common stock acquired to create round lots or eliminate odd lots.